ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2015
Intangible Assets, Net (Excluding Goodwill) [Abstract]
ACQUIRED INTANGIBLE ASSETS, NET
9	ACQUIRED INTANGIBLE ASSETS, NET

Acquired intangible assets, net consisted of the following:

	At December 31,
	2014	2015
Cost:
Purchased software	$8,654	$8,471
Technology licenses	23,154	23,209
	31,808	31,680
Accumulated amortization:
Purchased software	(6,961)	(6,742)
Technology licenses	(7,568)	(10,596)
	(14,529)	(17,338)
Impairment loss recognised:
Purchased software	(168)	(168)
Technology licenses	(652)	(5,119)
	(820)	(5,287)

IPR&D not subject to amortization	420	420
Less: Impairment loss in respect of IPR&D recognized	(420)	(420)
Acquired intangible assets, net	$16,459	$9,055

The intangible assets of the Group mainly consisted of purchased software which is used to support the business administration and the electronic design automation, and technology licenses acquired for the purpose of utilizing certain intellectual property held by third parties.

The Group has recorded amortization expense of $3,480, $4,991 and $4,526 for the years ended December 31, 2013, 2014 and 2015, respectively.

The Group has disposed intangible assets with carrying value nil, $444 and nil and recorded a loss on disposal of intangible assets of nil, $420 and nil for the years ended December 31, 2013, 2014 and 2015, respectively.

The Group recognized an impairment loss of $820 and $4,467 for the years ended December 31, 2014 and 2015 respectively as carrying amount of the intangible assets exceeded the fair value of the assets based on a discounted cash flow method using significant unobservable inputs include the revenue growth rates and the appropriate discount rates. No impairment loss for the intangible assets was recognized for the years ended December 31, 2013.